Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 38,075	$ 51,564
Interest-earning bank balances	229,687	92,052
Cash and cash equivalents	267,762	143,616
Restricted cash	26,000	26,000
Investment securities available for sale (amortized cost of $452,023 and $439,488 at December 31, 2013 and 2012, respectively)	440,097	443,182
Investment securities held to maturity (estimated fair value of $692 and $960 at December 31, 2013 and 2012, respectively)	681	912
Loans receivable (net of allowance for loan losses of $35,537 and $45,873 at December 31, 2013 and 2012, respectively)	2,102,167	2,230,287
Loans held-for-sale, at lower of cost or market		21,922
Loans held-for-sale, at fair value	20,662	99,013
Restricted equity investments, at cost	17,019	17,886
Bank properties and equipment, net	49,095	50,805
Real estate owned, net	2,503	7,473
Accrued interest receivable	7,112	8,054
Goodwill	38,188	38,188
Intangible assets, net	805	3,262
Deferred taxes, net	4,575	(1,509)
Bank owned life insurance (BOLI)	77,236	76,858
Other assets	33,651	56,573
Total assets	3,087,553	3,224,031
LIABILITIES
Deposits	2,621,571	2,713,224
Securities sold under agreements to repurchase - customers	478	1,968
Advances from the Federal Home Loan Bank of New York (FHLBNY)	60,956	61,415
Obligation under capital lease	7,331	7,609
Junior subordinated debentures	92,786	92,786
Deferred taxes, net		1,509
Other liabilities	59,094	82,925
Total liabilities	2,842,216	2,961,436
Commitments and contingencies (see Note 18)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $1 par value, 200,000,000 shares authorized; 88,711,035 shares issued and 86,714,414 shares outstanding at December 31, 2013; 88,300,637 shares issued and 86,193,914 shares outstanding at December 31, 2012	88,711	88,301
Additional paid-in capital	506,719	506,537
Retained deficit	(317,954)	(308,011)
Accumulated other comprehensive (loss) income	(7,055)	2,186
Deferred compensation plan trust	(522)	(256)
Treasury stock at cost, 1,996,621 shares at December 31, 2013; and 2,106,723 at December 31, 2012	(24,562)	(26,162)
Total shareholders' equity	245,337	262,595
Total liabilities and shareholders' equity	$ 3,087,553	$ 3,224,031